Tax On Profit On Ordinary Activities	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Tax On Profit On Ordinary Activities	Tax On Profit On Ordinary Activities
Analysis of charge / (credit) in the year

	2024 £’000	2023 £’000	2022 £’000
U.K. corporation tax based on the results for the year ended 30 June 2024 at 25.0% (2023 : 20.5%, 2022: 19%)	£(1,667)	£8,141	£7,970
Overseas tax	12,746	16,120	11,859
Adjustment in respect of prior periods	(2,878)	4,895	751
Current Tax	8,201	29,156	20,580
Deferred Tax	1,657	(9,156)	(1,294)
Total tax	£9,858	£20,000	£19,286
The blended U.K. Corporation rate throughout the period was 25.0% (2023 : 20.5%).
An increase in the U.K. corporation rate from 19% to 25% (effective 1 April 2023) was substantively enacted on 24 May 2021. The deferred tax balance as of 30 June 2024 (and 30 June 2023) has been calculated based on the substantively enacted rates at that date, reflecting the expected timing of reversal of the related temporary differences.
The Group is within the scope of the OECD Pillar Two model rules. Pillar Two legislation was enacted in the UK, the location of the Group's ultimate parent entity, in June 2023 within Finance (No. 2) Act 2023 and has also been enacted or substantively enacted in other jurisdictions in which the Group operates. These rules introduce a global minimum effective tax rate of 15% through implementation of a domestic top-up tax and a multinational top-up tax. They will come into effect for accounting periods commencing on or after 1 January 2024, therefore the Group's first accounting period to which Pillar Two will apply is the year ending 30 June 2025. Since the Pillar Two legislation was not effective at the reporting date, the Group has no related current tax exposure. The Group applies the exception to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May 2023.
The Group has assessed its exposure to Pillar Two taxes and is continuing to monitor its position as additional guidance and legislation is released. The Group expects to qualify for one or more of the transitional safe harbors provided in the rules for the majority of territories in which it operates. More detailed estimates of the impact of Pillar Two in territories where a safe harbor may not apply (such as Romania) suggest either nil or immaterial top up tax amounts.
Reconciliation of the tax rate on group profits

	2024		2023		2022
	£’000	%	£’000	%	£’000	%
Profit on ordinary activities before taxation	£26,980		£114,163		£102,379
Profit on ordinary activities at U.K. statutory rate	6,745	25.0	23,403	20.5	19,452	19.0
Differences in overseas tax rates	(5,094)	(18.9)	(267)	(0.2)	(2,467)	(2.4)
Impact of share-based compensation	4,182	15.5	1,390	1.2	1,223	1.2
Non taxable fair value movement on financial liabilities	(2,338)	(8.7)	(2,430)	(2.1)	—	—
Tax incentives and non deductible items	(663)	(2.5)	(867)	(0.8)	(1,359)	(1.3)
Adjustments related to prior periods	2,760	10.2	(354)	(0.3)	(502)	(0.5)
Tax on unremitted earnings/withholding tax on dividends	2,373	8.8	1,209	1.1	2,876	2.8
Impact of rate change on deferred tax	1,893	7.0	(2,084)	(1.8)	63	0.1
Total	£9,858	36.5%	£20,000	17.5%	£19,286	18.8%
The tax incentives and non deductible items of £0.7 million as at 30 June 2024 (30 June 2023: £0.9 million) are mainly related to tax credits and incentives net of certain expenses that are not expected to be tax deductible in any jurisdiction.
During the current year, management made a decision to utilise brought forward U.K. tax losses in earlier periods. This increases the tax charge by £1.9 million as at 30 June 2024 (30 June 2023: decreases the charge by £2.1 million) due to the impact of the different corporation tax rates between years, and results in offsetting prior year adjustments to current and deferred tax (reflecting the utilisation of a deferred tax asset and a reduction of prior year current tax liabilities). The net prior year adjustment expense of £2.8 million as at 30 June 2024 (30 June 2023: £0.4 million credit) shown above relates to separate true-up adjustments on finalisation of the tax return for the year ended 30 June 2023 during the year.
Tax on items charged to equity

	2024 £’000	2023 £’000	2022 £’000
Deferred tax - share-based compensation	£368	£3,919	£5,101
Current tax - share-based compensation	(311)	(2,318)	(8,290)
Total charge/ (credit) to equity	£57	£1,601	£(3,189)
Unremitted Earnings
The aggregate amount of unremitted profits at 30 June 2024 was approximately £341.0 million (2023: £158.0 million). The movement during the year reflects profits made in various territories outside of the U.K., unremitted profits of acquired companies and repatriation of such profits through various dividend payments to the U.K. U.K. legislation relating to company distributions provides for exemption from tax for most repatriated profits. Deferred taxation of £9.4 million has been provided on these profits as at 30 June 2024 (2023: £4.0 million). No deferred tax liability has been provided on £8.2 million of these profits at 30 June 2024 (2023: £10.1 million) as the group is able to control the timing of distributions from these subsidiaries and is not expected to distribute these profits in the foreseeable future.